PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,862	$ 3,629
Less accumulated depreciation	3,288	3,283
Premises and equipment, total	574	346
Depreciation	38	47	$ 78
Land and Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,219	2,165
Furniture and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,397	$ 1,218